Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	$ 138,938
Depreciation for the year	21,873	$ 22,186	$ 18,347
Ending Balance	132,074	138,938
Non-cash capital expenditures related to property, plant and equipment	345	1,999	5,524
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	41,828
Ending Balance	41,828	41,828
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	55,233
Ending Balance	50,756	55,233
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	20,111
Ending Balance	17,380	20,111
Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	8,119
Ending Balance	6,204	8,119
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	2,680
Ending Balance	2,581	2,680
Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	10,403
Ending Balance	12,473	10,403
Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	564
Ending Balance	852	564
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	289,627	245,959
Acquisitions through business combinations	1,906
Adjustments on initial application of IFRS 16		5,899
Additions	13,915	44,169
Transfers	(694)	0
Disposals	(18,800)	(6,350)
Effect of exchange rate changes	477	(50)
Ending Balance	286,431	289,627	245,959
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	41,828	14,328
Acquisitions through business combinations	0
Adjustments on initial application of IFRS 16		0
Additions	0	27,500
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	41,828	41,828	14,328
Gross carrying amount [member] | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	75,357	31,971
Acquisitions through business combinations	0
Adjustments on initial application of IFRS 16		0
Additions	46	6,502
Transfers	0	36,884
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	75,403	75,357	31,971
Gross carrying amount [member] | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	74,326	70,468
Acquisitions through business combinations	1,476
Adjustments on initial application of IFRS 16		0
Additions	1,031	3,909
Transfers	386	0
Disposals	(2,350)	(51)
Effect of exchange rate changes	87	0
Ending Balance	74,956	74,326	70,468
Gross carrying amount [member] | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	44,638	45,957
Acquisitions through business combinations	189
Adjustments on initial application of IFRS 16		0
Additions	1,189	1,069
Transfers	178	0
Disposals	(730)	(2,388)
Effect of exchange rate changes	23	0
Ending Balance	45,487	44,638	45,957
Gross carrying amount [member] | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	13,666	12,964
Acquisitions through business combinations	19
Adjustments on initial application of IFRS 16		0
Additions	857	884
Transfers	0	468
Disposals	0	(638)
Effect of exchange rate changes	115	(12)
Ending Balance	14,657	13,666	12,964
Gross carrying amount [member] | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	39,248	32,380
Acquisitions through business combinations	222
Adjustments on initial application of IFRS 16		5,899
Additions	9,952	4,280
Transfers	(706)	0
Disposals	(15,720)	(3,273)
Effect of exchange rate changes	252	(38)
Ending Balance	33,248	39,248	32,380
Gross carrying amount [member] | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	564	37,891
Acquisitions through business combinations	0
Adjustments on initial application of IFRS 16		0
Additions	840	25
Transfers	(552)	(37,352)
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	852	564	37,891
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(150,689)	(134,892)
Depreciation for the year	21,873	22,186
Transfers	101	0
Disposals	18,679	6,342
Effect of exchange rate changes	373	(47)
Ending Balance	(154,357)	(150,689)	(134,892)
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	0	0	0
Accumulated depreciation and amortisation [member] | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(20,124)	(16,050)
Depreciation for the year	4,523	4,074
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	(24,647)	(20,124)	(16,050)
Accumulated depreciation and amortisation [member] | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(54,215)	(47,548)
Depreciation for the year	5,644	6,718
Transfers	(1)	0
Disposals	2,350	51
Effect of exchange rate changes	68	0
Ending Balance	(57,576)	(54,215)	(47,548)
Accumulated depreciation and amortisation [member] | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(36,519)	(34,112)
Depreciation for the year	3,469	4,795
Transfers	0	0
Disposals	725	2,388
Effect of exchange rate changes	20	0
Ending Balance	(39,283)	(36,519)	(34,112)
Accumulated depreciation and amortisation [member] | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(10,986)	(10,737)
Depreciation for the year	994	904
Transfers	0	0
Disposals	0	638
Effect of exchange rate changes	96	(17)
Ending Balance	(12,076)	(10,986)	(10,737)
Accumulated depreciation and amortisation [member] | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(28,845)	(26,445)
Depreciation for the year	7,243	5,695
Transfers	102	0
Disposals	15,604	3,265
Effect of exchange rate changes	189	(30)
Ending Balance	(20,775)	(28,845)	(26,445)
Accumulated depreciation and amortisation [member] | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Transfers	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	$ 0	$ 0	$ 0